FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  6/30/01

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	7/25/01

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         85 data records

Form 13F Information Table Value Total:         119,835 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3Com Corp.                     COM              885535104       79    16550 SH       SOLE                     1450             15100
AOL Time Warner                COM              00184A105     3307    62387 SH       SOLE                     9475             52912
AT & T Corp.                   COM              001957109      872    39617 SH       SOLE                     3000             36617
AT & T Wireless Group          COM              00209A106      209    12758 SH       SOLE                      705             12053
AT&T Corp - Liberty Media-A    COM              001957208      352    20108 SH       SOLE                     1300             18808
Abbott Laboratories            COM              002824100      963    20057 SH       SOLE                     3400             16657
Allstate                       COM              020002101     2367    53812 SH       SOLE                     7562             46250
American Express Co.           COM              025816109      476    12260 SH       SOLE                      300             11960
American Home Products         COM              026609107     5747    97827 SH       SOLE                    10900             86927
American Power Conversion      COM              029066107      731    46400 SH       SOLE                    13200             33200
Amgen                          COM              031162100     3193    52623 SH       SOLE                     6150             46473
Amphenol Corp. A               COM              032095101      695    17350 SH       SOLE                     1350             16000
Apogent Technologies           COM              03760A101     2646   107550 SH       SOLE                    14600             92950
Ariba Inc.                     COM              04033V104      226    41065 SH       SOLE                     7550             33515
Avanex                         COM              05348W109      384    39600 SH       SOLE                     3050             36550
Bank One Corp                  COM              06423A103      236     6600 SH       SOLE                     1000              5600
Becton Dickinson & Company     COM              075887109      243     6800 SH       SOLE                     1700              5100
Bellsouth Corp.                COM              079860102      277     6870 SH       SOLE                                       6870
Biogen Inc.                    COM              090597105      451     8300 SH       SOLE                      500              7800
Biomet, Inc.                   COM              090613100      202     4200 SH       SOLE                      600              3600
Boston Scientific Corp.        COM              101137107     1099    64650 SH       SOLE                    11000             53650
Bristol-Myers Squibb Co.       COM              110122108     1837    35122 SH       SOLE                     3850             31272
Cabletron Systems              COM              126920107      530    23175 SH       SOLE                     1000             22175
Cambridge Technology           COM              132524109       64    17950 SH       SOLE                     1800             16150
Cardinal Health                COM              14149Y108      404     5850 SH       SOLE                                       5850
Cisco Systems, Inc.            COM              17275R102      602    33089 SH       SOLE                     6300             26789
Citigroup, Inc.                COM              172967101     3674    69537 SH       SOLE                     6478             63059
Comerica, Inc.                 COM              200340107      302     5248 SH       SOLE                                       5248
Computer Associates Int'l      COM              204912109      544    15100 SH       SOLE                      400             14700
Compuware Corp.                COM              205638109     1325    94700 SH       SOLE                     9800             84900
Corning Inc.                   COM              219350105      973    58210 SH       SOLE                     6400             51810
Deutsche Telekom AG            COM              251566105      364    16200 SH       SOLE                     3200             13000
Elan Corp  plc ADR             COM              284131208     8941   146575 SH       SOLE                    17500            129075
Electronic Data Systems Corp.  COM              285661104      393     6285 SH       SOLE                                       6285
Emerson Electric Co.           COM              291011104     3380    55875 SH       SOLE                     4700             51175
Exxon Mobil Corp.              COM              30231G102      441     5047 SH       SOLE                                       5047
Fannie Mae                     COM              313586109     5153    60600 SH       SOLE                     7850             52750
Fiserv Inc.                    COM              337738108      390     6100 SH       SOLE                                       6100
General Electric               COM              369604103     2059    42240 SH       SOLE                     4500             37740
General Motors Cl. H           COM              370442832     3184   152625 SH       SOLE                    20425            132200
Global Crossing Ltd.           COM              G3921A100     1245   144095 SH       SOLE                    23850            120245
Hewlett-Packard                COM              428236103     1636    57212 SH       SOLE                     4360             52852
Honeywell Int'l                COM              438516106      275     7850 SH       SOLE                                       7850
Hospitality Properties Trust   COM              44106M102     1295    45450 SH       SOLE                     3600             41850
IBM Corp.                      COM              459200101     6512    57630 SH       SOLE                     5160             52470
IHOP Corporation               COM              449623107     2237    83300 SH       SOLE                    13200             70100
JDS Uniphase Corporation       COM              46612J101      596    47700 SH       SOLE                     8900             38800
Jefferson-Pilot Corp.          COM              475070108     3376    69861 SH       SOLE                     8100             61761
Johnson & Johnson              COM              478160104     3082    61640 SH       SOLE                     7100             54540
Kimberly-Clark Corp.           COM              494368103     3108    55600 SH       SOLE                     6800             48800
Loral Space & Communications   COM              G56462107       38    13400 SH       SOLE                     1500             11900
Lucent Technologies Inc.       COM              549463107      212    34179 SH       SOLE                     3350             30829
Masco Corp.                    COM              574599106      423    16950 SH       SOLE                      800             16150
Merck & Co., Inc.              COM              589331107      960    15015 SH       SOLE                                      15015
Mercury Puerto Rico Tax Exmpt  COM              59020G205      550      110 SH       SOLE                                        110
Micron Technology              COM              595112103      701    17050 SH       SOLE                     2600             14450
Microsoft Corp.                COM              594918104     5544    75950 SH       SOLE                     8850             67100
Motorola, Inc                  COM              620076109     1229    74227 SH       SOLE                    11430             62797
Nokia Corp. ADR 'A'            COM              654902204      503    22660 SH       SOLE                     1000             21660
Nortel Networks Corp.          COM              656568102      417    46199 SH       SOLE                    12107             34092
Oracle Corp.                   COM              68389X105      521    27400 SH       SOLE                      400             27000
Palm, Inc.                     COM              696642107      177    29130 SH       SOLE                     2149             26981
Pfizer, Inc.                   COM              717081103     3629    90610 SH       SOLE                      489             90121
Pitney Bowes                   COM              724479100     1378    32725 SH       SOLE                     1400             31325
Popular Inc.                   COM              733174106      578    17540 SH       SOLE                     5740             11800
Procter & Gamble               COM              742718109      670    10500 SH       SOLE                      700              9800
Qualcomm Inc.                  COM              747525103      304     5200 SH       SOLE                      900              4300
Qwest Communications Int'l Inc COM              749121109     3387   106289 SH       SOLE                    12510             93779
SAP Aktiengesellschaft ADR     COM              803054204     1208    34425 SH       SOLE                     6025             28400
SBC Communications Inc.        COM              78387G103      396     9888 SH       SOLE                                       9888
SCI Systems                    COM              783890106      297    11650 SH       SOLE                                      11650
Schering-Plough                COM              806605101     1901    52450 SH       SOLE                     3250             49200
Solectron Corp.                COM              834182107     2083   113850 SH       SOLE                    12450            101400
Sprint Corp. (FON Group)       COM              852061100      770    36058 SH       SOLE                     9150             26908
State Street Corp              COM              857477103      297     6000 SH       SOLE                                       6000
Stryker Corp.                  COM              863667101      510     9300 SH       SOLE                                       9300
Sun Microsystems Inc.          COM              866810104     1308    83220 SH       SOLE                    10500             72720
Sybron Dental Specialties      COM              871142105      669    32656 SH       SOLE                     3264             29392
Synopsys, Inc.                 COM              871607107     1205    24900 SH       SOLE                     2100             22800
Textron, Inc.                  COM              883203101      619    11250 SH       SOLE                     4050              7200
Tyco Int'l                     COM              902124106      452     8300 SH       SOLE                     1900              6400
Verizon Communications         COM              92343V104     1230    22983 SH       SOLE                     1100             21883
Viacom Class B                 COM              925524308      962    18591 SH       SOLE                     5462             13129
Watson Pharmaceuticals         COM              942683103      234     3800 SH       SOLE                      500              3300
WorldCom Group                 COM              98157d106     1798   126622 SH       SOLE                    17800            108822